Consolidated balance sheet - GBP (£) £ in Millions	Jun. 30, 2020	Jun. 30, 2019
Non-current assets
Intangible assets	£ 11,300	£ 12,557
Property, plant and equipment	4,926	4,455
Biological assets	51	34
Investments in associates and joint ventures	3,557	3,173
Other investments	41	49
Other receivables	46	53
Other financial assets	686	404
Deferred tax assets	119	138
Post employment benefit assets	1,111	1,060
Non-current assets, Total	21,837	21,923
Current assets
Inventories	5,772	5,472
Trade and other receivables	2,111	2,694
Corporate tax receivable	190	83
Assets held for sale	0	65
Other financial assets	75	127
Cash and cash equivalents	3,323	932
Current assets, Total	11,471	9,373
Total assets	33,308	31,296
Current liabilities
Borrowings and bank overdrafts	(1,995)	(1,959)
Other financial liabilities	(389)	(307)
Share buyback liability	0	26
Trade and other payables	(3,683)	(4,202)
Liabilities held for sale	0	(32)
Corporate tax payable	(246)	(378)
Provisions	(183)	(99)
Current liabilities, Total	(6,496)	(7,003)
Non-current liabilities
Borrowings	(14,790)	(10,596)
Other financial liabilities	(393)	(124)
Other payables	(175)	(222)
Provisions	(293)	(317)
Deferred tax liabilities	(1,972)	(2,032)
Post employment benefit liabilities	(749)	(846)
Non-current liabilities, Total	(18,372)	(14,137)
Total liabilities	(24,868)	(21,140)
Net assets	8,440	10,156
Equity
Share capital	742	753
Share premium	1,351	1,350
Other reserves	2,272	2,372
Retained earnings	2,407	3,886
Equity attributable to equity shareholders of the parent company	6,772	8,361
Non-controlling interests	1,668	1,795
Total equity	£ 8,440	£ 10,156